Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

8. ACQUISITIONS

Carrier Enterprise Northeast, LLC Joint Venture

On April 29, 2011, we completed the formation of a second joint venture with Carrier to distribute Carrier, Bryant and Payne branded residential, light-commercial and applied-commercial HVAC products and related parts and supplies in the northeast U.S. Carrier contributed 28 of its company-operated northeastern locations to the newly formed joint venture and we contributed 14 of our northeast locations. We purchased a 60% controlling interest in the joint venture for a fair value of $49,229. Total consideration paid by us for our 60% controlling interest in the joint venture was composed of cash consideration of $35,700 and our contribution of 14 northeastern locations valued at $14,769. The final purchase price was subject a $1,240  net working capital adjustment pursuant to the related purchase and contribution agreement.

The purchase price resulted in the recognition of $32,957 in goodwill and intangibles. The fair value of the identified intangible assets was $20,600 and consisted of $13,400 in trade names and distribution rights and $7,200 in customer relationships to be amortized over a 12 year period. The tax basis of the acquired goodwill recognized is  deductible for income tax purposes over 15 years.

The purchase price allocation is based upon a purchase price of $49,229, which represents the fair value of our 60% controlling interest in the joint venture. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in the joint venture based on the respective fair values as of April 29, 2011:

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest. As a result of our contribution of 14 locations to the joint venture, $7,708 representing 40% of the carrying value of the contributed locations was attributed to the noncontrolling interest and $7,061 representing 40% of the difference between the fair value and carrying value of the contributed locations, was recognized as an increase to paid-in capital.

On July 29, 2011, we acquired a 60% controlling interest in Carrier's HVAC/R distribution operations in Mexico for cash consideration of $9,000. Carrier's company-operated Mexico distribution network had revenues of approximately $75,000 in 2010 and operated from seven locations. Products sold include Carrier's complete product line of HVAC equipment and commercial refrigeration products and supplies servicing both the residential and applied commercial markets.

The unaudited pro forma financial information combining our results of operations with the operations of the new 28 locations in the Northeast U.S. and the seven locations in Mexico (collectively, "Carrier Enterprise II") as if the joint venture had been consummated on January 1, 2010 is as follows:

Years ended December 31,	2011	2010
Revenues	$3,073,926	$3,131,069

Net income	138,818	118,194
Less: net income attributable to noncontrolling interest	48,179	35,660

Net income attributable to Watsco, Inc.	$90,639	$82,534

Diluted earnings per share for Common and Class B common stock	$2.75	$2.54

This unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the periods presented until the acquisition date includes adjustments to record income taxes related to our portion of Carrier Enterprise II's income and amortization related to identified intangible assets with finite lives. The unaudited pro forma financial information does not include adjustments to add or remove certain corporate expenses of Carrier Enterprise II, which may not be incurred in future periods, or adjustments for depreciation or synergies that may be realized subsequent to the acquisition date. The unaudited pro forma financial information may not necessarily reflect our future results of operations or what the results of operations would have been had we acquired our 60% controlling interest in and operated Carrier Enterprise II as of the beginning of the periods presented.

Carrier Enterprise, LLC Joint Venture

In July 2009, we completed the formation of Carrier Enterprise I, which is a joint venture between us and Carrier. Carrier contributed to Carrier Enterprise I 95 locations in the U.S. Sunbelt and Puerto Rico and Carrier's export division located in Miami, Florida, and we contributed 15 locations that distributed Carrier products. We purchased a 60% controlling interest in the joint venture for a fair value of $181,474 with options to purchase up to an additional 20% interest from Carrier (10% beginning in July 2012 and an additional 10% in July 2014). Total consideration paid by us for our 60% controlling interest in Carrier Enterprise I was composed of our issuance to Carrier of 2,985,685 shares of Common stock and 94,784 shares of Class B common stock having a fair value of $151,056 and our contribution of 15 locations that sold Carrier-manufactured products valued at $23,217. The final purchase price was subject to $7,201 of working capital adjustments pursuant to the related purchase and contribution agreement.

Based on our valuation we recognized $131,341 in goodwill and intangibles. The fair value of the identified intangible assets was $49,100 and consisted of $32,400 in trade names and distribution rights and $16,700 in customer relationships. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years.

The purchase price allocation is based upon a purchase price of $181,474 which represents the fair value of our 60% controlling interest in Carrier Enterprise I. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise I based on the respective fair values as of July 1, 2009:

Accounts receivable	$186,082
Inventories	125,796
Other current assets	4,253
Property and equipment	10,048
Goodwill	82,241
Intangibles	49,100
Other assets	1,725
Accounts payable and accrued expenses	(163,485)
Other liabilities	(5,403)
Noncontrolling interest	(108,883)

Total purchase price	$181,474

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest. As a result of our contribution of 15 locations to the joint venture, $12,448 representing 40% of the carrying value of the contributed locations was attributed to the noncontrolling interest and $10,768 representing 40% of the difference between the fair value and carrying value of the contributed locations was recognized as an increase to paid-in capital.

In August 2009, a capital contribution in the amount of $80,000 was made to Carrier Enterprise I pursuant to the related purchase and contribution agreement. Our share of the contribution totaling $48,000 was made as an additional capital contribution to Carrier Enterprise I in cash. Carrier's share of the contribution totaling $32,000 consisted of inventory. In March 2011, Carrier Enterprise I returned the $80,000 capital contribution made in 2009 using cash on hand. Our share of the return of capital totaled $48,000 and Carrier's share totaled $32,000.

Revenues of $588,065 and net income attributable to Watsco, Inc. of $6,971 were contributed by the new Carrier Enterprise I locations during the year ended December 31, 2009. The unaudited pro forma financial information combining our results of operations with the operations of Carrier Enterprise I as if the joint venture had been consummated on January 1, 2009 is as follows:

Year ended December 31,	2009
Revenues	$2,562,319

Net income	59,874
Less: net income attributable to noncontrolling interest	13,332

Net income attributable to Watsco, Inc.	$46,542

Diluted earnings per share for Common and Class B common stock	$1.44

This unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the period presented until the acquisition date includes adjustments to record income taxes related to our portion of Carrier Enterprise I's income, bank fees paid to amend our $300,000 revolving credit agreement upon the consummation of the joint venture, bank fees paid by Carrier Enterprise I to enter into a secured three-year $75,000 revolving credit agreement and amortization related to identified intangible assets with finite lives. The unaudited pro forma financial information does not include adjustments to remove certain corporate expenses of Carrier Enterprise I, adjustments for depreciation or synergies (primarily related to improved gross profit and lower general and administrative expenses) that may be realized subsequent to the acquisition date. The unaudited pro forma financial information does not necessarily reflect our future results of operations or what the results of operations would have been had we owned and operated Carrier Enterprise I as of the beginning of the period presented.

Other Acquisitions

In April 2010, one of our wholly-owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from two locations in Tennessee for cash consideration of $2,406.

In August 2009, one of our wholly-owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from six locations in Utah for cash consideration of $4,057, net of cash acquired.

The results of operations of these acquired locations have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of the April 2010 and August 2009 acquisitions were not deemed significant to the consolidated financial statements.

Transaction costs

Approximately $1,200 of transaction costs is included in selling, general and administrative expenses in our consolidated statement of income for the year ended December 31, 2011 primarily associated with the closing and transition of Carrier Enterprise II. Approximately $4,800 of transaction costs is included in selling, general and administrative expenses in our consolidated statement of income for the year ended December 31, 2009 primarily associated with the closing and transition of Carrier Enterprise I.